Segment Information - Group's non-current assets presented based on geographical location of the assets (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Segment Information
Non-current assets	$ 5,267,005	$ 2,522,270
PRC
Segment Information
Non-current assets	2,232,800	1,757,460
USA
Segment Information
Non-current assets	$ 3,034,205	$ 764,810